Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,482.53		1,459.8
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.18		5.5
Average rate	5.19	5.83
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.42		1.37
Average rate	1.37	1.41
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.79		7
Average rate	6.88	7.26
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,441.78		3,749.18
Average rate	3,682.52	4,201.57
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.88		0.85
Average rate	0.85	0.92
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	17.47		17.97
Average rate	17.53	20.03
Peruvian Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.42		3.37
Average rate	3.42	3.69
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.76		0.74
Average rate	0.74	0.77
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	16.37		16.55
Average rate	16.41	18.46
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,550.63		1,444.93
Average rate	1,475.55	1,439.97